DIVIDENDS PAID AND PROPOSED	12 Months Ended
Dec. 31, 2017
DIVIDENDS PAID AND PROPOSED
DIVIDENDS PAID AND PROPOSED

24 DIVIDENDS PAID AND PROPOSED

        Pursuant to Bermuda law, VEON is restricted from declaring or paying a dividend if there are reasonable grounds for believing that (a) VEON is, or would after the payment be, unable to pay its liabilities as they become due, or (b) the realizable value of VEON assets would, as a result of the dividend, be less than the aggregate of VEON liabilities.

        In August 2017, the Supervisory Board approved the distribution of an interim gross dividend of US 11 cents per share for 2017, from the Company's freely distributable reserves, representing a total dividend payment of US$193. The dividend was paid on September 6, 2017.

        Subsequent to year end, the Company announced that the VEON Supervisory Board approved a final dividend for 2017, refer to Note 27 for further details.

        On November 2, 2016, the Supervisory Board approved and authorized the payment of an interim cash dividend relating to its 2016 results from its freely distributable reserves in the amount of US 3.5 cents per common share, representing a total dividend payment of US$61. The dividend was paid on December 7, 2016.

        In addition to the dividend paid on December 7, 2016 the Supervisory Board, on February 27, 2017, authorized a proposed cash dividend relating to its 2016 results from its freely distributable reserves in the amount of US 19.5 cents per common share, representing a total dividend payment of US$343. The dividend was paid on April 12, 2017.

        On November 6, 2015 the Company announced that the Supervisory Board authorized the payment of a dividend of US 3.5 cents per ADS. The dividend was paid on December 7, 2015.

        The Company made appropriate tax withholdings of up to 15% when the dividends are paid to the Company's ADS depositary, The Bank of New York Mellon.

DIVIDENDS DECLARED TO NON-CONTROLLING INTERESTS

        During the 2017 and 2016 years, certain subsidiaries of the Company declared dividends, of which a portion was paid or payable to non-controlling interests.

Name of subsidiary	Dividend declared	Dividend paid	Paid or payable to non-controlling interests
VIP Kazakhstan Holding AG	October 6, 2017	October 10, 2017	11
Omnium Telecom Algeria S.p.A	June 21, 2017	August 18, 2017	82
TNS Plus LLP	May 12, 2017	May 15, 2017	12
VIP Kyrgyzstan Holding AG	February 13, 2017	February 16, 2017	55
TNS Plus LLP	January 24, 2017	January 25, 2017	7
TNS Plus LLP	September 1, 2016	September 2, 2016	18
VIP Kazakhstan Holding AG	July 28, 2016	August 2, 2016	18
Omnium Telecom Algeria S.p.A	June 22, 2016	September 1, 2 and 6, 2016	69

        In 2017, PMCL, a subsidiary of the Company, declared dividends to its shareholders, of which US$54 (2016: US$7) was declared to the non-controlling interest holders of PMCL. Dividends declared to non-controlling interests reduces the principal amount of the put-option liability over non-controlling interest on the date of declaration. As of balance sheet date, an amount of US$26 (2016: US$7) remained payable to non-controlling interests.